Profit from Operations - Other Operating Expenses - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 15.3	£ 17.8	£ 9.2
Remuneration of auditor, all other fees	0.1	0.2	1.5
Remuneration of auditor, other audit-related fees	0.4	0.5	0.2
Remuneration of auditor, tax fees	0.0	0.2	0.5
Research and development costs including employee benefit costs and depreciation	258.0	191.0	144.0
Audit Related Assurance Services | Reynolds American Inc.
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees		7.7
Audit Related Assurance Services | Sarbanes-Oxley
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	8.7	0.0	0.0
Other Assurance Services | Reynolds American Inc.
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees		3.5
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Remuneration of auditor	25.2	29.9	11.4
Remuneration of auditor, audit fees	15.1	17.6	9.2
Remuneration of auditor, all other fees	10.1	12.3	2.2
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor	25.2	30.1	11.4
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	9.4	8.0	0.2
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	0.3	4.1	0.1
Accounting firms
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 24.7	£ 29.2	£ 9.2